Putnam Income Fund
The fund's portfolio
1/31/24 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (59.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (15.9%)
Government National Mortgage Association (ICE LIBOR USD 12 Month + 1.39%), 3.469%, 12/20/68	$994,918	$1,016,241
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/15/31 to 9/20/53	12,387,410	12,786,893
6.00%, TBA, 2/1/54	2,000,000	2,030,902
6.00%, with due dates from 12/20/48 to 11/20/53	12,379,749	12,701,108
5.50%, with due dates from 1/20/49 to 8/20/53	7,268,125	7,404,661
5.00%, with due dates from 6/15/40 to 10/20/49	4,836,262	4,885,025
4.70%, 6/20/65	63,921	63,086
4.638%, 5/20/65	95,297	94,052
4.626%, 5/20/65	22,001	21,706
4.596%, 6/20/65	4,774	4,707
4.50%, TBA, 2/1/54	71,000,000	69,253,081
4.50%, with due dates from 5/20/44 to 7/20/52	3,755,876	3,708,236
4.438%, 5/20/65	492,861	485,148
4.422%, 8/20/65	26,562	26,085
4.361%, 6/20/65	18,441	18,067
4.328%, 5/20/65	21,179	20,856
4.28%, 6/20/65	14,577	14,278
4.00%, TBA, 2/1/54	48,000,000	45,677,247
4.00%, with due dates from 2/20/48 to 3/20/50	5,323,542	5,108,576
3.50%, TBA, 2/1/54	4,000,000	3,700,515
3.50%, with due dates from 11/15/42 to 3/20/50	20,266,568	18,805,894
3.00%, TBA, 2/1/54	15,000,000	13,454,924
3.00%, with due dates from 3/20/43 to 2/20/50	2,530,236	2,262,300

		203,543,588
U.S. Government Agency Mortgage Obligations (43.7%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, with due dates from 9/1/53 to 10/1/53	5,704,550	5,798,715
5.50%, with due dates from 9/1/53 to 11/1/53	8,569,852	8,653,270
5.00%, with due dates from 3/1/41 to 7/1/52	1,093,401	1,086,830
4.50%, with due dates from 7/1/44 to 11/1/49	498,216	497,353
4.00%, with due dates from 12/1/44 to 7/1/49	2,632,485	2,540,354
3.50%, with due dates from 4/1/42 to 11/1/47	2,837,997	2,643,993
3.00%, 10/1/46	1,209,617	1,088,478
3.00%, 5/1/38	4,018,952	3,760,900
3.00%, with due dates from 7/1/34 to 5/1/35	1,829,230	1,738,421
2.50%, with due dates from 4/1/43 to 1/1/52	9,482,971	8,122,655
2.00%, with due dates from 2/1/51 to 5/1/51	1,706,549	1,385,815
Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 2/1/36 to 6/1/53	3,221,479	3,322,383
5.50%, with due dates from 1/1/33 to 11/1/53	13,393,047	13,524,736
5.00%, with due dates from 3/1/40 to 9/1/52	8,668,520	8,626,265
4.50%, with due dates from 7/1/44 to 11/1/49	2,429,252	2,409,844
4.00%, 1/1/57	3,310,786	3,102,664
4.00%, with due dates from 8/1/44 to 11/1/49	3,109,973	2,998,622
3.50%, with due dates from 5/1/56 to 9/1/57	8,282,917	7,504,014
3.50%, with due dates from 5/1/42 to 5/1/52	9,483,410	8,796,507
3.50%, 6/1/31	186,824	182,365
3.00%, with due dates from 9/1/42 to 3/1/47	8,683,704	7,829,207
3.00%, 5/1/37	1,952,709	1,841,372
2.50%, with due dates from 12/1/47 to 2/1/52	15,667,162	13,467,335
2.50%, 9/1/36	4,756,513	4,411,716
2.00%, with due dates from 8/1/51 to 2/1/52	1,572,463	1,283,441
2.00%, with due dates from 2/1/37 to 3/1/37	8,858,037	8,005,038
Uniform Mortgage-Backed Securities
6.50%, TBA, 2/1/54	15,000,000	15,361,524
6.00%, TBA, 2/1/54	119,000,000	120,715,278
5.50%, TBA, 2/1/54	29,000,000	29,107,616
5.00%, TBA, 2/1/54	68,000,000	67,264,220
4.00%, TBA, 2/1/54	4,000,000	3,771,875
3.50%, TBA, 2/1/54	25,000,000	22,812,500
3.50%, TBA, 2/1/39	1,000,000	962,539
3.00%, TBA, 2/1/54	27,000,000	23,691,445
3.00%, TBA, 2/1/39	1,000,000	943,398
2.50%, TBA, 2/1/54	74,000,000	62,368,126
2.50%, TBA, 2/1/39	3,000,000	2,769,492
2.00%, TBA, 2/1/54	91,000,000	73,483,747
2.00%, TBA, 2/1/39	7,000,000	6,288,420
1.50%, TBA, 2/1/39	8,000,000	6,995,515

		561,157,988

Total U.S. government and agency mortgage obligations (cost $767,053,332)		$764,701,576

CORPORATE BONDS AND NOTES (32.9%)(a)
	Principal amount	Value
Basic materials (1.8%)
Air Products & Chemicals, Inc. sr. unsec. notes 1.50%, 10/15/25	$419,000	$398,016
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29	240,000	213,273
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	110,000	102,020
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32	105,000	107,088
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)	495,000	517,197
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.55%, 11/15/30 (Germany)	900,000	952,029
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	793,000	826,391
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	4,090,000	4,189,571
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	240,000	218,522
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	1,072,000	982,864
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	42,000	41,363
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32	115,000	102,682
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	1,379,000	1,371,828
Georgia-Pacific, LLC 144A sr. unsec. notes 0.95%, 5/15/26	461,000	423,360
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.375%, 10/6/30	1,285,000	1,376,779
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.125%, 10/6/28	729,000	766,307
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	1,883,000	1,627,497
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	105,000	103,661
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	1,695,000	1,629,042
International Flavors & Fragrances, Inc. sr. unsec. bonds 5.00%, 9/26/48	380,000	324,696
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	775,000	753,908
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	334,000	278,008
International Flavors & Fragrances, Inc. 144A sr. unsec. unsub. notes 1.23%, 10/1/25	220,000	205,014
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)	510,000	441,150
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	1,231,000	1,205,259
Resideo Funding, Inc. 144A company guaranty sr. unsec. unsub. notes 4.00%, 9/1/29	120,000	103,982
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	401,000	386,745
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	1,123,000	785,988
Westlake Corp. sr. unsec. notes 0.875%, 8/15/24	230,000	224,238
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26	634,000	613,581
WestRock Co. company guaranty sr. unsec. unsub. notes 3.75%, 3/15/25	240,000	235,873
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	585,000	676,067
Weyerhaeuser Co. sr. unsec. unsub. bonds 3.375%, 3/9/33(R)	410,000	361,103
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31	100,000	101,500

		22,646,602
Capital goods (1.7%)
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)	225,000	241,031
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	600,000	590,220
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	4,144,000	3,742,395
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	723,000	674,913
Boeing Co. (The) sr. unsec. notes 3.625%, 2/1/31	599,000	547,441
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27	734,000	687,155
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	1,440,000	1,356,237
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	1,005,000	708,704
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	1,840,000	1,947,516
DP World Salaam jr. unsec. sub. FRN 6.00%, 1/1/26 (United Arab Emirates)	310,000	306,900
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)	115,000	104,098
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	617,000	635,417
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	1,481,000	1,340,542
Northrop Grumman Corp. sr. unsec. notes 2.93%, 1/15/25	227,000	222,511
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	2,776,000	2,743,429
Republic Services, Inc. sr. unsec. notes 0.875%, 11/15/25	492,000	458,064
Republic Services, Inc. sr. unsec. unsub. notes 4.875%, 4/1/29	2,995,000	3,032,640
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31	95,000	99,750
RTX Corp. sr. unsec. unsub. bonds 6.40%, 3/15/54	570,000	656,430
RTX Corp. sr. unsec. bonds 5.375%, 2/27/53	475,000	480,972
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	488,000	494,530
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	110,000	103,950
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30	100,000	102,341
Waste Connections, Inc. sr. unsec. bonds 4.20%, 1/15/33	73,000	70,058
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28	181,000	179,083
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	187,000	190,359
Waste Management, Inc. company guaranty sr. unsec. notes 0.75%, 11/15/25	72,000	67,169

		21,783,855
Communication services (2.6%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	2,081,000	1,783,622
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	1,505,000	1,339,511
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	1,742,000	1,642,955
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	985,000	912,997
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	1,920,000	1,878,803
AT&T, Inc. sr. unsec. unsub. bonds 4.50%, 3/9/48	450,000	389,580
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	1,907,000	1,875,158
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	976,000	791,807
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	562,000	554,644
AT&T, Inc. sr. unsec. unsub. notes 1.65%, 2/1/28	309,000	275,501
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32	285,000	244,462
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 5.05%, 3/30/29	303,000	298,094
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	309,000	235,893
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	678,000	671,989
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	568,000	534,533
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)	971,000	923,317
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	1,055,000	1,004,434
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	73,000	69,400
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	3,053,000	2,791,437
Equinix, Inc. sr. unsec. sub. notes 1.00%, 9/15/25(R)	270,000	252,982
Rogers Communications, Inc. company guaranty sr. unsec. unsub. bonds 4.30%, 2/15/48 (Canada)	150,000	125,595
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	440,000	386,305
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	732,000	665,819
SBA Communications Corp. sr. unsec. notes 3.125%, 2/1/29(R)	120,000	106,948
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	2,207,000	2,384,500
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	44,000	41,611
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	4,348,000	4,215,373
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.75%, 1/15/54	412,000	433,220
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	1,320,000	1,317,614
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	1,565,000	1,451,872
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	1,955,000	2,242,065
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	567,000	558,985
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	381,000	344,510
Vmed O2 UK Financing I PLC 144A sr. notes 4.75%, 7/15/31 (United Kingdom)	210,000	188,204

		32,933,740
Consumer cyclicals (2.4%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	1,679,000	1,611,840
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	1,260,000	1,131,567
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	407,000	259,923
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	1,523,000	1,302,727
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	228,000	224,833
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	235,000	238,090
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	1,785,000	1,537,730
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	1,430,000	1,433,915
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	115,000	105,642
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	100,000	102,765
Carnival Corp. 144A notes 9.875%, 8/1/27	100,000	104,938
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 4.90%, 3/11/26	1,270,000	1,265,456
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	1,341,000	1,199,708
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	255,000	231,787
Global Payments, Inc. sr. unsec. notes 1.20%, 3/1/26	290,000	267,911
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 4/23/30	410,000	425,855
Hyatt Hotels Corp. sr. unsec. notes 5.375%, 4/23/25	1,007,000	1,007,733
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	181,000	192,703
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	481,000	490,242
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26	120,000	103,062
IHO Verwaltungs, GmbH 144A sr. notes 6.375%, 5/15/29 (Germany) (PIK)	250,000	248,524
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	495,000	417,890
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	115,000	109,045
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29	120,000	107,400
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29	115,000	106,146
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	2,769,000	2,762,246
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	285,000	246,625
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	230,000	236,185
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30	120,000	103,235
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)	260,000	237,041
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29	112,000	102,359
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28	120,000	113,558
Moody's Corp. sr. unsec. notes 3.25%, 1/15/28	636,000	607,715
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29	110,000	105,073
Netflix, Inc. sr. unsec. notes 5.875%, 2/15/25	90,000	90,648
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	1,627,000	1,614,628
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	1,236,000	1,271,997
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	115,000	105,714
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28	115,000	105,335
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	223,000	208,664
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. notes 4.75%, 2/15/28	275,000	256,895
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29	95,000	102,042
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	1,993,000	1,784,539
S&P Global, Inc. company guaranty sr. unsec. notes 2.45%, 3/1/27	386,000	363,335
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	439,000	357,347
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.125%, 7/1/30	125,000	109,375
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	115,000	110,400
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30	120,000	109,050
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	422,000	386,634
Tapestry, Inc. company guaranty sr. unsec. notes 7.85%, 11/27/33	375,000	400,776
Tapestry, Inc. company guaranty sr. unsec. notes 7.70%, 11/27/30	500,000	529,949
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	255,000	242,873
Walt Disney Co. (The) company guaranty sr. unsec. notes 3.35%, 3/24/25	604,000	593,902
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.05%, 3/15/42	1,295,000	1,147,899
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	2,070,000	1,895,313

		30,528,784
Consumer staples (1.2%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.50%, 2/15/29 (Canada)	115,000	105,228
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29	120,000	108,421
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	109,000	105,330
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.95%, 10/15/33	570,000	580,531
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31	505,000	411,061
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	2,395,000	2,312,876
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. notes 4.75%, 4/1/28	110,000	101,342
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	331,000	386,710
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	470,000	488,566
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	815,000	804,684
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	1,331,000	1,281,571
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27	105,000	103,103
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 144A company guaranty sr. unsec. bonds 6.75%, 3/15/34	1,605,000	1,689,295
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.75%, 4/1/33	520,000	514,830
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29	1,594,000	1,409,725
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	2,170,000	2,213,559
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	393,000	396,303
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/28	693,000	708,607
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	126,000	124,962
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.375%, 1/31/32	120,000	107,690
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30	120,000	107,971
McDonald's Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37	770,000	866,586
McDonald's Corp. sr. unsec. unsub. bonds Ser. MTN, 3.625%, 9/1/49	635,000	497,390
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29	110,000	104,364

		15,530,705
Energy (2.1%)
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30	110,000	104,891
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	100,000	99,397
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	3,440,000	3,281,694
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31	90,000	81,652
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	710,000	602,719
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	225,000	239,198
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	724,000	794,256
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	1,145,000	1,188,528
Diamondback Energy, Inc. company guaranty sr. unsec. notes 6.25%, 3/15/33	2,045,000	2,179,568
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	1,366,000	1,322,127
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	101,000	100,531
EnLink Midstream, LLC 144A company guaranty sr. unsec. unsub. notes 6.50%, 9/1/30	105,000	107,149
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30	115,000	105,783
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 4.75%, 4/19/27 (Kazakhstan)	330,000	321,750
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	722,000	709,188
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	115,000	117,740
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	3,189,000	3,484,397
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	40,000	44,537
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	415,000	442,701
ONEOK, Inc. company guaranty sr. unsec. notes 6.35%, 1/15/31	390,000	414,824
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	1,200,000	1,260,000
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	1,136,000	1,195,603
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34	490,000	522,813
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	167,000	174,186
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	2,376,000	2,417,451
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	120,000	120,579
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30	70,000	79,372
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29	555,000	537,020
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	386,000	383,059
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)	50,000	49,447
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	110,000	86,798
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	642,000	524,180
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)	260,000	244,413
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	110,000	102,414
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	105,000	105,000
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	110,000	107,404
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	2,571,000	2,465,589
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	230,000	232,262

		26,350,220
Financials (12.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.40%, 10/29/33 (Ireland)	495,000	418,131
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	1,881,000	1,612,244
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 5.10%, 1/19/29 (Ireland)	1,240,000	1,232,711
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	1,245,000	1,222,293
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	1,790,000	1,828,883
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	976,000	882,623
Air Lease Corp. sr. unsec. unsub. notes 4.25%, 9/15/24	155,000	153,551
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	682,000	754,608
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	386,000	375,417
American Express Co. sr. unsec. unsub. notes 3.375%, 5/3/24	694,000	690,071
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	1,034,000	830,704
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	220,000	225,748
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	6,952,000	6,684,052
Athene Global Funding 144A notes 2.55%, 11/19/30	495,000	409,702
Athene Global Funding 144A notes 1.73%, 10/2/26	1,043,000	945,851
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	1,666,000	1,673,717
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	1,345,000	1,107,056
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. notes 4.40%, 5/19/26 (Australia)	482,000	471,016
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)	800,000	856,000
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	5,600,000	5,565,336
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	1,673,000	1,446,410
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28	515,000	538,432
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	2,800,000	2,487,220
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	9,134,000	8,914,445
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.00%, 1/22/25	862,000	850,438
Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 1.85%, 5/1/25 (Canada)	747,000	719,064
Bank of Nova Scotia (The) sr. unsec. notes 1.30%, 6/11/25 (Canada)	1,022,000	972,694
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	1,975,000	2,003,328
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, perpetual maturity (France)	565,000	458,837
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	636,000	623,746
BPCE SA 144A unsec. sub. FRB 3.648%, 1/14/37 (France)	577,000	478,143
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	3,886,000	3,824,737
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	1,340,000	1,480,179
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	810,000	613,187
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	885,000	869,872
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	1,608,000	1,481,647
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	487,000	438,659
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	6,259,000	6,136,253
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	364,000	363,406
Commonwealth Bank of Australia 144A unsec. sub. notes 4.50%, 12/9/25 (Australia)	401,000	395,247
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	700,000	582,112
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	1,433,000	1,353,362
Danske Bank A/S 144A sr. unsec. FRN 3.244%, 12/20/25 (Denmark)	401,000	392,138
Deutsche Bank AG unsec. sub. FRB 4.875%, 12/1/32 (Germany)	470,000	443,355
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	3,176,000	3,125,667
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	345,000	315,689
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	904,000	851,073
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27(R)	485,000	461,427
EPR Properties sr. unsec. notes 3.60%, 11/15/31(R)	630,000	526,911
Extra Space Storage LP company guaranty sr. unsec. notes 5.90%, 1/15/31(R)	1,585,000	1,647,854
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	2,898,000	2,869,891
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	811,000	522,100
Fifth Third Bancorp sr. unsec. sub. notes 2.375%, 1/28/25	624,000	605,778
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	685,000	713,159
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	2,851,000	2,906,130
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	1,170,000	1,177,474
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27	1,005,000	954,578
General Motors Financial Co., Inc. sr. unsec. notes 6.40%, 1/9/33	1,106,000	1,171,243
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	893,000	864,277
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4.00%, 1/15/31(R)	475,000	422,604
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33(R)	820,000	872,723
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)	1,779,000	1,772,962
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	441,000	396,822
Goldman Sachs Group, Inc. (The) sr. unsec. notes 3.50%, 4/1/25	1,700,000	1,667,844
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	632,000	555,888
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	2,025,000	2,066,526
Intercontinental Exchange, Inc. company guaranty sr. unsec. unsub. notes 3.75%, 12/1/25	260,000	254,849
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	1,113,000	815,704
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	504,000	398,523
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	1,615,000	1,592,253
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	1,920,000	1,590,005
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.641%, 5/15/47	933,000	816,373
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	817,000	679,124
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.323%, 4/26/28	5,187,000	5,103,318
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	1,440,000	1,384,775
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27	4,385,000	4,516,896
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	2,595,000	2,290,336
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	1,413,000	1,320,391
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)	280,000	277,305
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	2,172,000	1,524,823
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	1,023,000	1,075,501
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 3.875%, 3/15/24	525,000	523,897
MassMutual Global Funding II 144A sr. notes 2.75%, 6/22/24	401,000	396,797
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	1,742,000	1,554,821
Metropolitan Life Insurance Co. 144A unsec. sub. notes 7.80%, 11/1/25	2,131,000	2,214,960
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	747,000	731,881
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	1,755,000	1,761,415
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	7,865,000	7,747,156
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53	50,000	53,401
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	45,000	46,662
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	3,705,000	3,480,693
Prologis LP sr. unsec. unsub. FRN 5.00%, 3/15/34	1,245,000	1,250,662
Protective Life Global Funding 144A 5.467%, 12/8/28	1,185,000	1,217,508
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	932,000	927,032
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)	732,000	783,240
Societe Generale SA 144A unsec. sub. notes 4.25%, 4/14/25 (France)	403,000	395,822
Toronto-Dominion Bank (The) jr. sub. unsec. FRB 8.125%, 10/31/82 (Canada)	1,085,000	1,126,912
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.15%, 6/12/25 (Canada)	947,000	900,451
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.435%, 1/24/30	1,155,000	1,164,844
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN, 5.711%, 1/24/35	1,125,000	1,143,966
UBS Group AG 144A sr. unsec. FRB 6.537%, 8/12/33 (Switzerland)	1,520,000	1,618,498
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	7,413,000	7,088,152
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	617,000	567,452
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	926,000	726,466
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	1,587,000	1,553,925
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	940,000	889,279
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	655,000	613,732
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	3,525,000	3,602,608
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 3.584%, 5/22/28	2,689,000	2,573,517
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)	714,000	689,671
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	592,000	525,175
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	727,000	510,682

		164,296,698
Health care (1.9%)
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25	804,000	793,619
Amgen, Inc. sr. unsec. sub. notes 3.20%, 11/2/27	218,000	208,165
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	862,000	886,192
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	1,709,000	1,747,065
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27	735,000	711,062
Bristol-Myers Squibb Co. sr. unsec. sub. notes 0.75%, 11/13/25	64,000	59,908
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	120,000	106,200
CVS Health Corp. sr. unsec. notes 1.30%, 8/21/27	169,000	150,188
CVS Health Corp. sr. unsec. unsub. notes 3.875%, 7/20/25	849,000	835,505
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	2,468,000	2,218,981
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	100,000	101,500
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	277,000	278,675
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27	814,000	840,047
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	603,000	604,726
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	306,000	301,782
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	422,000	376,175
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	463,000	463,257
Humana, Inc. sr. unsec. unsub. bonds 2.15%, 2/3/32	515,000	417,025
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	2,016,000	2,083,532
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29	115,000	104,121
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28	210,000	192,139
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	1,072,000	1,089,963
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	767,000	766,049
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	1,612,000	1,608,635
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28	2,280,000	2,476,959
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	120,000	106,813
Tenet Healthcare Corp. 144A company guaranty sr. notes 6.75%, 5/15/31	235,000	240,367
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)	220,000	241,450
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)	200,000	192,786
UnitedHealth Group, Inc. sr. unsec. unsub. notes 0.55%, 5/15/24	842,000	830,601
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37	295,000	324,613
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	1,868,000	1,825,992
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	1,181,000	1,008,494

		24,192,586
Technology (3.0%)
Analog Devices, Inc. sr. unsec. notes 2.95%, 4/1/25	240,000	235,210
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52	820,000	703,384
Apple, Inc. sr. unsec. notes 3.00%, 11/13/27	1,216,000	1,166,438
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	3,435,000	3,345,985
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	808,000	770,685
Broadcom, Inc. company guaranty sr. unsec. sub. notes 5.00%, 4/15/30	1,379,000	1,398,500
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	2,768,000	2,669,595
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	120,000	107,248
Fidelity National Information Services, Inc. sr. unsec. bonds 3.10%, 3/1/41	382,000	283,450
Fidelity National Information Services, Inc. sr. unsec. notes 2.25%, 3/1/31	236,000	199,027
Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.10%, 7/15/32	396,000	404,502
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	115,000	107,082
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	1,609,000	1,703,593
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	1,611,000	1,669,780
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53	2,083,000	2,222,978
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	853,000	872,753
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	1,647,000	1,482,438
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	1,417,000	1,374,811
Micron Technology, Inc. sr. unsec. notes 5.30%, 1/15/31	1,535,000	1,550,982
Micron Technology, Inc. sr. unsec. unsub. notes 5.875%, 9/15/33	1,610,000	1,674,713
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	970,000	696,252
Microsoft Corp. sr. unsec. unsub. bonds 3.45%, 8/8/36	198,000	180,595
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	3,358,000	3,015,350
MSCI, Inc. 144A company guaranty sr. unsec. sub. notes 3.875%, 2/15/31	580,000	523,550
NCR Voyix Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29	115,000	107,597
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	416,000	323,199
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	1,648,000	1,311,435
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	651,000	586,425
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	500,000	439,965
Oracle Corp. sr. unsec. notes 2.50%, 4/1/25	209,000	202,745
Oracle Corp. sr. unsec. notes 2.30%, 3/25/28	2,833,000	2,572,060
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	341,000	318,686
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	62,000	49,479
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	1,230,000	835,630
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	1,126,000	780,470
salesforce.com, Inc. sr. unsec. notes 0.625%, 7/15/24	501,000	490,342
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	1,494,000	1,296,907
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	520,000	427,636
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	120,000	108,420
VMware, Inc. sr. unsec. notes 1.40%, 8/15/26	472,000	432,032

		38,641,929
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	1,740,000	1,702,181
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.95%, 3/10/25	200,000	196,651

		1,898,832
Utilities and power (3.3%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	238,000	220,739
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	1,059,000	883,825
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	898,000	948,220
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	765,000	769,363
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	722,000	745,049
American Electric Power Co., Inc. sr. unsec. unsub. notes 1.00%, 11/1/25	521,000	485,578
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	542,000	455,635
Berkshire Hathaway Energy Co. sr. unsec. notes 4.05%, 4/15/25	423,000	418,830
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	989,000	1,105,392
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	406,000	433,266
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	1,818,000	1,743,625
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)	210,000	234,150
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	1,406,000	1,323,457
Enbridge, Inc. company guaranty sr. unsec. notes 1.60%, 10/4/26 (Canada)	462,000	425,893
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	372,000	361,108
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	2,011,000	1,813,316
Energy Transfer LP sr. unsec. unsub. notes 5.75%, 2/15/33	490,000	501,788
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	1,450,000	1,307,825
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 3.95%, 2/15/27	495,000	486,648
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	1,228,000	1,250,233
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	1,717,000	1,690,710
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	1,041,000	1,041,339
Georgia Power Co. sr. unsec. unsub. notes 4.70%, 5/15/32	505,000	498,676
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	1,892,000	1,775,999
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	2,471,000	2,826,639
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	130,000	130,336
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	1,184,000	1,193,980
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	1,580,000	1,564,279
Oncor Electric Delivery Co., LLC sr. FRB 4.95%, 9/15/52	2,070,000	2,013,160
Pacific Gas and Electric Co. sr. bonds 6.95%, 3/15/34	685,000	754,505
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	1,405,000	1,437,181
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	688,000	599,576
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	1,938,000	2,007,860
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	115,000	109,812
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	862,000	878,202
Sempra sr. unsec. unsub. notes 3.25%, 6/15/27	1,350,000	1,282,169
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	1,214,000	1,237,474
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	255,000	266,653
Southern Co. (The) sr. unsec. unsub. notes 3.25%, 7/1/26	1,321,000	1,274,787
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	1,147,000	1,083,835
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	820,000	810,040
Vistra Operations Co., LLC 144A company guaranty sr. unsec. unsub. notes 4.375%, 5/1/29	115,000	105,594
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	1,305,000	1,379,138
Xcel Energy, Inc. sr. unsec. bonds 5.45%, 8/15/33	1,110,000	1,135,906

		43,011,790

Total corporate bonds and notes (cost $432,888,587)		$421,815,741

MORTGAGE-BACKED SECURITIES (30.8%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (9.5%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.495%, 10/25/53	$2,563,417	$2,573,011
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	735,363	73,276
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	235,025	12,286
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	3,782,334	751,913
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 3.821%, 4/15/37	230,513	269,229
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	2,687,604	502,272
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 3.479%, 3/15/35	165,331	171,162
REMICs IFB Ser. 4738, Class QS, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.74%, 12/15/47	10,461,542	1,216,860
REMICs IFB Ser. 4461, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.74%, 4/15/45	8,989,238	983,349
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.64%, 8/15/56	14,201,886	1,873,370
REMICs IFB Ser. 4077, Class HS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.64%, 7/15/42	5,144,207	498,023
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.59%, 6/15/42	6,121,934	294,981
REMICs IFB Ser. 4994, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.49%), 0.141%, 2/25/49	26,925,346	1,824,731
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	3,155	2,539
REMICs Ser. 3391, PO, zero %, 4/15/37	36,606	30,779
REMICs FRB Ser. 3117, Class AF, zero %, 2/15/36	8,158	6,868
Federal National Mortgage Association
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	8,822,363	1,321,065
Interest Strip Ser. 409, Class C24, IO, 4.50%, 4/25/42	3,718,558	702,590
REMICs Ser. 18-3, Class AI, IO, 4.50%, 12/25/47	7,824,702	1,384,268
REMICs Ser. 17-72, Class ID, IO, 4.50%, 9/25/47	12,997,772	2,358,446
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	3,762,943	591,975
REMICs Ser. 12-128, Class QI, IO, 3.50%, 6/25/42	1,910,478	96,695
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	5,066,531	602,907
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	25,908,154	4,210,075
REMICs IFB Ser. 18-44, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.741%, 6/25/48	16,319,564	1,920,159
REMICs IFB Ser. 18-29, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.741%, 5/25/48	8,158,826	959,967
REMICs IFB Ser. 18-1, Class MS, IO, ((-1 x US 30 Day Average SOFR) + 6.04%), 0.691%, 2/25/48	5,010,716	589,911
REMICs IFB Ser. 19-3, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.641%, 2/25/49	14,006,844	1,091,553
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.641%, 1/25/49	3,032,413	215,156
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.591%, 3/25/50	27,173,009	3,080,332
REMICs IFB Ser. 19-59, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.591%, 10/25/49	9,652,418	988,346
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.591%, 3/25/46	24,575,440	2,563,039
REMICs FRB Ser. 19-74, Class S, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.541%, 12/25/49	22,161,416	2,366,247
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.541%, 11/25/49	7,055,385	925,215
REMICs IFB Ser. 19-57, Class LS, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.541%, 10/25/49	18,537,110	2,120,242
REMICs Ser. 03-34, PO, zero %, 4/25/43	61,035	52,310
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	35,964	29,067
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	3,453	2,780
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, 6.495%, 4/20/51(WAC)	3,149,663	3,167,402
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	3,048,007	392,918
Ser. 14-180, IO, 5.00%, 12/20/44	6,666,561	1,354,645
Ser. 14-76, IO, 5.00%, 5/20/44	1,752,624	348,845
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	539,970	110,796
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,849,293	592,995
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	2,280,842	472,112
Ser. 19-83, IO, 4.50%, 6/20/49	8,642,569	1,788,234
Ser. 15-13, Class BI, IO, 4.50%, 1/20/45	9,767,694	1,899,490
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	771,123	143,258
Ser. 14-71, Class BI, IO, 4.50%, 5/20/29	460,610	8,581
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	16,262,259	3,010,803
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	4,747,131	841,856
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	6,346,284	1,167,246
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,776,940	295,226
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,718,485	293,718
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	12,647,510	2,194,596
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	3,528,568	638,459
Ser. 12-136, IO, 3.50%, 11/20/42	5,660,707	805,982
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	7,221,276	1,163,651
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	891,108	34,226
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	1,699,135	96,146
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	2,351,425	103,118
Ser. 14-30, Class KI, IO, 3.00%, 2/16/29	847,104	28,416
Ser. 14-5, Class LI, IO, 3.00%, 1/16/29	833,738	28,095
Ser. 13-164, Class CI, IO, 3.00%, 11/16/28	1,654,291	58,435
IFB Ser. 23-140, Class JS, IO, ((-2.488 x US 30 Day Average SOFR) + 16.05%), 2.749%, 9/20/53	1,420,615	1,338,043
Ser. 20-151, Class MI, IO, 2.50%, 10/20/50	28,227,305	3,845,970
Ser. 16-H11, Class HI, IO, 2.073%, 1/20/66(WAC)	15,029,555	394,761
IFB Ser. 23-66, Class PS, ((-2.5 x US 30 Day Average SOFR) + 15.38%), 2.012%, 5/20/53	3,313,788	3,350,604
Ser. 17-H23, Class BI, IO, 1.873%, 11/20/67(WAC)	11,396,825	508,298
Ser. 15-H12, Class AI, IO, 1.836%, 5/20/65(WAC)	13,762,272	421,125
Ser. 15-H12, Class GI, IO, 1.829%, 5/20/65(WAC)	17,583,699	708,624
Ser. 15-H20, Class AI, IO, 1.819%, 8/20/65(WAC)	14,133,186	472,049
Ser. 15-H10, Class CI, IO, 1.791%, 4/20/65(WAC)	15,652,363	547,833
Ser. 15-H12, Class EI, IO, 1.679%, 4/20/65(WAC)	14,888,304	457,071
Ser. 15-H25, Class AI, IO, 1.585%, 9/20/65(WAC)	12,465,598	322,859
Ser. 15-H01, Class CI, IO, 1.557%, 12/20/64(WAC)	4,630,367	103,215
Ser. 14-H11, Class GI, IO, 1.50%, 6/20/64(WAC)	25,881,431	747,973
Ser. 10-H19, Class GI, IO, 1.436%, 8/20/60(WAC)	8,262,470	262,887
IFB Ser. 10-9, Class YD, IO, ((-1 x CME Term SOFR 1 Month) + 6.69%), 1.348%, 1/16/40	6,174,557	798,470
Ser. 18-H02, Class EI, IO, 1.025%, 1/20/68(WAC)	9,010,628	434,420
IFB Ser. 20-142, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.849%, 9/20/50	27,339,151	3,350,085
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.849%, 8/20/50	4,886,409	638,716
Ser. 16-H23, Class NI, IO, 0.767%, 10/20/66(WAC)	20,570,406	878,357
IFB Ser. 20-98, Class KS, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.749%, 7/20/50	26,409,768	3,021,756
IFB Ser. 12-149, Class GS, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.749%, 12/20/42	8,097,446	764,237
IFB Ser. 14-131, Class BS, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.748%, 9/16/44	8,833,208	1,165,927
Ser. 16-H24, Class JI, IO, 0.719%, 11/20/66(WAC)	8,849,083	440,103
IFB Ser. 19-123, Class SL, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.699%, 10/20/49	13,944,026	1,408,453
IFB Ser. 18-168, Class KS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.699%, 12/20/48	16,869,815	1,727,516
IFB Ser. 18-148, Class GS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.652%, 2/16/46	10,192,888	989,267
IFB Ser. 20-32, Class GS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.649%, 3/20/50	13,783,392	1,536,673
IFB Ser. 20-11, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.649%, 1/20/50	30,049,146	3,217,362
IFB Ser. 19-83, Class JS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.649%, 7/20/49	10,307,529	1,104,452
IFB Ser. 19-83, Class SW, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.649%, 7/20/49	14,699,547	1,654,875
IFB Ser. 19-65, Class BS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.649%, 5/20/49	6,669,633	619,809
IFB Ser. 19-20, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.649%, 2/20/49	14,229,144	1,450,674
IFB Ser. 18-155, Class SE, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.649%, 11/20/48	7,368,093	754,194
IFB Ser. 20-55, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.599%, 4/20/50	37,859,969	3,914,721
IFB Ser. 19-125, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.599%, 10/20/49	3,838,207	492,413
IFB Ser. 20-34, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.599%, 10/20/49	15,171,397	1,550,786
IFB Ser. 19-108, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.599%, 8/20/49	10,727,937	989,115
IFB Ser. 19-44, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.599%, 4/20/49	8,479,531	642,180
IFB Ser. 19-30, Class SH, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.599%, 3/20/49	12,530,815	1,267,508
IFB Ser. 19-119, Class KS, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.598%, 9/16/49	18,526,334	2,480,302
FRB Ser. 20-47, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.549%, 2/20/49	34,058,353	3,240,993
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.549%, 10/20/49	2,730,828	342,071
FRB Ser. 15-H16, Class XI, IO, 0.506%, 7/20/65(WAC)	11,076,782	569,346
Ser. 18-H05, Class AI, IO, 0.488%, 2/20/68(WAC)	11,959,245	573,075
Ser. 15-H26, Class DI, IO, 0.469%, 10/20/65(WAC)	9,884,157	387,924
Ser. 15-H25, Class CI, IO, 0.443%, 10/20/65(WAC)	10,866,203	409,656
Ser. 17-H12, Class QI, IO, 0.344%, 5/20/67(WAC)	10,274,081	403,854
Ser. 19-H02, Class DI, IO, 0.302%, 11/20/68(WAC)	12,683,378	639,599
IFB Ser. 10-31, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.64%), 0.299%, 3/20/40	9,109,043	776,728
Ser. 15-H04, Class AI, IO, 0.243%, 12/20/64(WAC)	14,772,908	448,496
Ser. 17-H18, Class CI, IO, 0.231%, 9/20/67(WAC)	7,757,000	583,278
Ser. 19-H14, Class IB, IO, 0.174%, 8/20/69(WAC)	15,158,670	738,891
Ser. 20-H02, Class GI, IO, 0.125%, 1/20/70(WAC)	19,480,574	1,016,643
Ser. 17-H10, Class MI, IO, 0.021%, 4/20/67(WAC)	9,722,958	321,830
Ser. 17-H08, Class NI, IO, 0.02%, 3/20/67(WAC)	7,042,561	266,209
Ser. 18-H17, Class GI, IO, 0.018%, 10/20/68(WAC)	15,481,194	595,639
IFB Ser. 11-70, Class YI, IO, ((-1 x CME Term SOFR 1 Month) + 4.89%), zero %, 12/20/40	3,369,764	11,910

		122,396,068
Commercial mortgage-backed securities (13.5%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class A, (CME Term SOFR 1 Month + 1.31%), 6.646%, 6/15/36	395,736	388,963
AREIT CRE Trust 144A
FRB Ser. 20-CRE4, Class D, 8.636%, 4/15/37	5,788,000	5,411,780
FRB Ser. 22-CRE6, Class A, 6.595%, 1/20/37 (Cayman Islands)	761,752	753,739
Banc of America Commercial Mortgage Trust
FRB Ser. 16-UB10, Class C, 4.986%, 7/15/49(WAC)	167,000	155,988
FRB Ser. 15-UBS7, Class B, 4.488%, 9/15/48(WAC)	4,306,000	3,870,694
BANK
FRB Ser. 20-BN26, Class XA, IO, 1.325%, 3/15/63(WAC)	39,523,120	2,075,497
FRB Ser. 18-BN13, Class XA, IO, 0.587%, 8/15/61(WAC)	172,300,493	3,054,543
Barclays Commercial Mortgage Trust 144A
FRB Ser. 19-C5, Class F, 2.729%, 11/15/52(WAC)	4,179,000	2,224,716
Ser. 19-C5, Class D, 2.50%, 11/15/52	528,000	370,811
Bayview Opportunity Master Fund VII Trust 144A Ser. 23-1A, Class A, 6.93%, 10/28/60	1,141,781	1,226,361
BDS, Ltd. 144A FRB Ser. 21-FL8, Class A, 6.369%, 1/18/36 (Cayman Islands)	1,228,973	1,216,683
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 6.799%, 12/16/36 (Cayman Islands)	1,405,999	1,398,621
FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.519%, 11/16/38 (Cayman Islands)	150,777	148,046
CD Commercial Mortgage Trust FRB Ser. 17-CD6, Class C, 4.371%, 11/13/50(WAC)	3,594,000	2,902,170
CD Commercial Mortgage Trust 144A Ser. 17-CD3, Class D, 3.25%, 2/10/50	416,000	156,000
CD Mortgage Trust Ser. 18-CD7, Class A4, 4.279%, 8/15/51	672,000	635,372
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.249%, 12/15/47(WAC)	333,800	313,838
FRB Ser. 11-C2, Class E, 5.249%, 12/15/47(WAC)	175,000	150,507
Citigroup Commercial Mortgage Trust
FRB Ser. 16-P6, Class B, 4.298%, 12/10/49(WAC)	1,631,000	1,475,552
Ser. 16-C3, Class A4, 3.154%, 11/15/49	1,024,000	966,532
FRB Ser. 14-GC19, Class XA, IO, 0.991%, 3/11/47(WAC)	2,018,198	131
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	1,887,052	1,721,934
FRB Ser. 14-CR18, Class C, 4.892%, 7/15/47(WAC)	2,758,000	2,704,051
FRB Ser. 14-CR17, Class C, 4.892%, 5/10/47(WAC)	634,000	554,910
FRB Ser. 18-COR3, Class C, 4.711%, 5/10/51(WAC)	3,936,000	2,964,289
FRB Ser. 14-UBS6, Class C, 4.58%, 12/10/47(WAC)	591,000	522,979
Ser. 14-LC17, Class B, 4.49%, 10/10/47(WAC)	2,308,000	2,243,647
FRB Ser. 14-UBS4, Class XA, IO, 1.224%, 8/10/47(WAC)	25,728,406	14,874
FRB Ser. 15-CR23, Class XA, IO, 0.982%, 5/10/48(WAC)	26,855,511	185,781
FRB Ser. 14-LC17, Class XA, IO, 0.796%, 10/10/47(WAC)	14,940,116	25,174
FRB Ser. 19-GC44, Class XA, IO, 0.748%, 8/15/57(WAC)	89,081,435	2,131,558
FRB Ser. 14-LC15, Class XA, IO, 0.579%, 4/10/47(WAC)	7,917,310	79
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.571%, 8/10/46(WAC)	720,000	543,600
FRB Ser. 12-CR1, Class D, 5.308%, 5/15/45(WAC)	1,211,865	861,859
FRB Ser. 13-CR13, Class E, 5.097%, 11/10/46(WAC)	1,524,000	716,318
FRB Ser. 14-CR17, Class D, 4.955%, 5/10/47(WAC)	233,000	199,194
FRB Ser. 14-CR19, Class D, 4.783%, 8/10/47(WAC)	1,540,000	1,431,354
FRB Ser. 14-CR14, Class D, 4.447%, 2/10/47(WAC)	2,864,000	2,234,120
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,918,000	354,830
FRB Ser. 13-CR6, Class D, 3.988%, 3/10/46(WAC)	886,000	681,681
Ser. 13-LC6, Class E, 3.50%, 1/10/46	1,180,000	1,068,258
Ser. 15-LC19, Class D, 2.867%, 2/10/48	4,252,000	3,704,551
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 6.01%, 2/15/41(WAC)	9,245,221	3,056,849
FRB Ser. 07-C2, Class AX, IO, 0.046%, 1/15/49(WAC)	5,867,617	262
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.391%, 4/15/50(WAC)	3,625,000	3,057,184
FRB Ser. 19-C17, Class XA, IO, 1.461%, 9/15/52(WAC)	57,997,537	2,996,037
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.891%, 4/15/50(WAC)	219,000	155,221
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.825%, 12/15/49(WAC)	97,294,313	1,376,607
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.536%, 8/10/44(WAC)	4,758,113	4,398,895
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.345%, 11/25/51	478,000	456,087
FREMF Mortgage Trust 144A FRB Ser. 18-KF43, Class B, (US 30 Day Average SOFR + 2.15%), 7.609%, 1/25/28	2,579,818	2,414,978
FS Rialto Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.36%), 6.698%, 11/16/36 (Cayman Islands)	1,330,000	1,321,226
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	8,401,493	8,150,624
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.196%, 1/10/47(WAC)	276,000	227,700
FRB Ser. 14-GC22, Class C, 4.839%, 6/10/47(WAC)	1,297,000	892,220
FRB Ser. 14-GC22, Class XA, IO, 1.081%, 6/10/47(WAC)	63,147,478	59,068
FRB Ser. 14-GC26, Class XA, IO, 1.049%, 11/10/47(WAC)	31,220,658	121,220
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class B, 4.394%, 4/15/47(WAC)	1,344,000	1,325,600
FRB Ser. 13-C12, Class C, 4.09%, 7/15/45(WAC)	228,493	208,827
FRB Ser. 14-C25, Class XA, IO, 0.943%, 11/15/47(WAC)	23,004,604	64,459
FRB Ser. 14-C22, Class XA, IO, 0.932%, 9/15/47(WAC)	17,211,025	26,390
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.248%, 8/15/46(WAC)	2,699,000	1,701,659
FRB Ser. 14-C25, Class D, 4.08%, 11/15/47(WAC)	3,567,000	2,245,187
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	4,007,000	1,067,201
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.923%, 6/15/51(WAC)	387,000	312,788
FRB Ser. 19-COR6, Class XA, IO, 1.053%, 11/13/52(WAC)	68,378,847	2,542,401
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	1,980,311	1,905,226
Ser. 13-LC11, Class B, 3.499%, 4/15/46	858,000	736,370
FRB Ser. 13-LC11, Class XA, IO, 1.083%, 4/15/46(WAC)	1,805,750	18
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.71%, 2/15/46(WAC)	719,000	544,470
FRB Ser. 11-C3, Class F, 5.71%, 2/15/46(WAC)	4,436,000	1,064,684
FRB Ser. 12-C6, Class E, 5.129%, 5/15/45(WAC)	1,443,000	1,204,780
FRB Ser. 12-LC9, Class D, 3.898%, 12/15/47(WAC)	621,000	527,850
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default)(NON)(WAC)	2,038,000	509,500
FRB Ser. 21-1MEM, Class E, 2.742%, 10/9/42(WAC)	5,750,000	3,468,031
MF1 Multifamily Housing Mortgage Loan Trust 144A FRB Ser. 21-FL5, Class A, 6.296%, 7/15/36	184,804	182,297
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 6.549%, 7/16/36 (Cayman Islands)	733,528	722,648
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C27, Class C, 4.639%, 12/15/47(WAC)	4,917,000	4,560,831
FRB Ser. 14-C16, Class B, 4.51%, 6/15/47(WAC)	289,000	264,724
FRB Ser. 15-C26, Class XA, IO, 1.108%, 10/15/48(WAC)	31,401,321	256,093
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.788%, 8/15/45(WAC)	540,000	493,857
FRB Ser. 13-C10, Class E, 4.13%, 7/15/46(WAC)	4,172,000	1,061,916
FRB Ser. 13-C10, Class F, 4.13%, 7/15/46(WAC)	2,331,000	144,368
Ser. 14-C17, Class E, 3.50%, 8/15/47	2,709,000	2,384,007
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.941%, 10/15/51(WAC)	263,000	222,084
Ser. 15-UBS8, Class B, 4.315%, 12/15/48(WAC)	319,000	281,747
Ser. 15-UBS8, Class A4, 3.809%, 12/15/48	825,000	799,109
FRB Ser. 16-BNK2, Class XA, IO, 1.084%, 11/15/49(WAC)	22,410,922	446,854
FRB Ser. 18-H4, Class XA, IO, 0.981%, 12/15/51(WAC)	51,238,262	1,654,217
FRB Ser. 18-H3, Class XA, IO, 0.962%, 7/15/51(WAC)	50,296,209	1,365,200
FRB Ser. 16-UB12, Class XA, IO, 0.786%, 12/15/49(WAC)	64,458,665	946,408
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class E, 5.336%, 3/15/45(WAC)	1,406,000	1,015,554
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 9.209%, 3/25/50	3,344,922	3,286,408
FRB Ser. 19-01, Class M10, 8.709%, 10/25/49	5,953,419	5,834,411
PFP, Ltd. 144A FRB Ser. 21-8, Class A, 6.452%, 8/9/37 (Cayman Islands)	34,197	33,902
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL8, Class AS, 7.444%, 1/25/37	313,000	312,999
FRB Ser. 21-FL7, Class AS, 6.95%, 11/25/36	3,900,000	3,816,393
FRB Ser. 21-FL7, Class A, 6.65%, 11/25/36	639,095	634,979
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, (CME Term SOFR 1 Month + 2.75%), 8.091%, 5/19/38 (Bermuda)	772,000	775,984
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	1,661,295	17
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.14%, 12/15/50(WAC)	59,351,504	1,820,928
FRB Ser. 18-C12, Class XA, IO, 1.038%, 8/15/51(WAC)	105,194,056	3,465,155
UBS-Barclays Commercial Mortgage Trust 144A Ser. 13-C6, Class E, 3.50%, 4/10/46	1,319,000	710,002
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.488%, 11/15/48(WAC)	108,307	1,775
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.136%, 10/15/44(WAC)	2,579,940	2,059,050
Wells Fargo Commercial Mortgage Trust
FRB Ser. 18-C46, Class C, 5.136%, 8/15/51(WAC)	412,000	350,538
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53(WAC)	1,121,000	973,267
Ser. 15-LC20, Class C, 4.056%, 4/15/50(WAC)	2,575,000	2,381,584
Ser. 16-NXS6, Class A4, 2.918%, 11/15/49	435,000	411,156
FRB Ser. 19-C50, Class XA, IO, 1.577%, 5/15/52(WAC)	44,195,306	2,503,359
FRB Ser. 20-C55, Class XA, IO, 1.423%, 2/15/53(WAC)	64,592,718	3,625,725
FRB Ser. 17-C41, Class XA, IO, 1.302%, 11/15/50(WAC)	78,323,923	2,747,125
FRB Ser. 14-LC16, Class XA, IO, 1.192%, 8/15/50(WAC)	39,736,305	397
Wells Fargo Commercial Mortgage Trust 144A
Ser. 16-C33, Class D, 3.123%, 3/15/59	2,203,000	1,663,115
Ser. 19-C50, Class D, 3.00%, 5/15/52	8,290,000	5,675,570
WF-RBS Commercial Mortgage Trust
Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	1,285,000	1,157,794
Ser. 13-C11, Class B, 3.714%, 3/15/45(WAC)	1,226,361	1,088,463
FRB Ser. 14-C22, Class XA, IO, 0.908%, 9/15/57(WAC)	26,155,839	56,549
FRB Ser. 14-C23, Class XA, IO, 0.69%, 10/15/57(WAC)	52,408,264	157,036
FRB Ser. 13-C14, Class XA, IO, 0.476%, 6/15/46(WAC)	2,640,454	26
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.145%, 6/15/44(WAC)	1,776,768	1,324,278
FRB Ser. 11-C4, Class C, 5.145%, 6/15/44(WAC)	1,401,157	1,283,226
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	6,151,000	4,201,428
FRB Ser. 12-C10, Class D, 4.543%, 12/15/45(WAC)	1,105,000	484,577
FRB Ser. 12-C10, Class E, 4.543%, 12/15/45(WAC)	3,645,000	964,624

		172,504,958
Residential mortgage-backed securities (non-agency) (7.8%)
Angel Oak Mortgage Trust 144A Ser. 23-3, Class A1, 4.80%, 9/26/67	1,353,866	1,328,905
Arroyo Mortgage Trust 144A
Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	3,050,000	2,615,985
Ser. 20-1, Class A3, 3.328%, 3/25/55	150,000	125,145
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE2, Class B1, (US 30 Day Average SOFR + 2.40%), 7.745%, 11/25/69	3,000,000	2,923,821
Ser. 20-RPL1, Class M1, 3.25%, 5/26/59(WAC)	5,430,000	4,959,833
Bunker Hill Loan Depositary Trust 144A FRB Ser. 20-1, Class A3, 3.253%, 2/25/55(WAC)	2,100,000	1,816,593
Cascade Funding Mortgage Trust 144A Ser. 21-HB6, Class M3, 3.735%, 6/25/36(WAC)	2,000,000	1,902,446
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (CME Term SOFR 1 Month + 0.41%), 5.75%, 8/25/35	524,702	488,652
Citigroup Mortgage Loan Trust, Inc. 144A Ser. 22-A, Class A1, 6.17%, 9/25/62	503,265	502,929
COLT Funding, LLC 144A Ser. 21-1, Class B1, 3.144%, 6/25/66(WAC)	2,996,000	1,960,312
COLT Mortgage Loan Trust 144A
Ser. 23-3, Class A1, 7.18%, 9/25/68	1,350,741	1,379,732
Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	175,000	168,294
Credit Suisse Mortgage Trust 144A FRB Ser. 20-RPL3, Class A1, 4.076%, 3/25/60(WAC)	64,468	64,181
Deephaven Residential Mortgage Trust Ser. 22-3, Class A3, 5.30%, 7/25/67(WAC)	3,034,633	2,999,136
Ellington Financial Mortgage Trust 144A FRB Ser. 20-1, Class A2, 3.149%, 5/25/65(WAC)	131,000	123,513
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.459%, 12/25/28	93,294	99,395
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 10.159%, 4/25/28	72,833	76,239
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	4,560,000	4,288,901
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 10.595%, 3/25/42	6,323,000	6,809,080
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.145%, 10/25/50	2,275,000	2,566,484
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1B, (US 30 Day Average SOFR + 4.00%), 9.345%, 7/25/42	1,000,000	1,064,880
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.995%, 7/25/42	48,336	49,665
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M2, (US 30 Day Average SOFR + 2.35%), 7.695%, 12/25/41	3,732,140	3,791,468
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 7.645%, 8/25/33	708,298	721,578
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.645%, 8/25/42	997,360	1,018,337
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.495%, 9/25/42	312,136	316,032
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.995%, 1/25/34	14,031	14,101
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.345%, 1/25/42	2,277,709	2,269,547
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	539,000	500,763
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	2,024,000	1,805,330
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.209%, 8/25/28	20,526	21,914
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (US 30 Day Average SOFR + 5.66%), 11.009%, 4/25/28	3,260	3,385
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (US 30 Day Average SOFR + 4.90%), 10.359%, 11/25/24	5,966	6,202
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.809%, 1/25/31	1,070,125	1,096,878
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (US 30 Day Average SOFR + 1.36%), 6.709%, 7/25/29	5,001	5,005
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (US 30 Day Average SOFR + 1.11%), 6.459%, 5/25/30	53,650	53,736
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1, (US 30 Day Average SOFR + 4.46%), 9.809%, 7/25/31	100,000	107,438
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1B1, (US 30 Day Average SOFR + 4.46%), 9.809%, 4/25/31	4,500,000	4,847,346
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1B1, (US 30 Day Average SOFR + 4.26%), 9.609%, 8/25/31	1,458,996	1,553,800
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.345%, 1/25/42	884,000	909,415
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.294%, 6/25/42	872,494	901,643
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 8.095%, 5/25/42	786,023	809,665
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.909%, 7/25/31	49,545	49,755
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.895%, 7/25/42	465,622	479,040
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1M2, (US 30 Day Average SOFR + 2.51%), 7.859%, 4/25/31	4,789	4,806
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.609%, 11/25/39	518,993	523,525
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (US 30 Day Average SOFR + 2.16%), 7.509%, 1/25/40	1,209,609	1,227,507
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2M2, (US 30 Day Average SOFR + 2.11%), 7.459%, 1/25/40	663,191	668,993
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 7.245%, 4/25/42	1,326,683	1,330,000
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 7.045%, 7/25/43	877,466	885,693
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.545%, 1/25/42	169,070	169,255
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32(WAC)	3,623,497	3,567,709
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	1,773,110	1,682,539
GS Mortgage-Backed Securities Trust 144A FRB Ser. 20-RPL1, Class M2, 3.831%, 7/25/59(WAC)	1,125,000	956,455
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.641%, 8/26/47(WAC)	2,390,688	2,303,640
New York Mortgage Trust 144A Ser. 21-BPL1, Class A1, 2.239%, 5/25/26	1,657,108	1,652,011
NRZ Excess Spread-Collateralized Notes 144A Ser. 20-PLS1, Class A, 3.844%, 12/25/25	610,745	584,096
NYMT Loan Trust 144A Ser. 22-SP1, Class A1, 5.25%, 7/25/62	3,094,119	3,027,471
OBX Trust 144A Ser. 23-NQM7, Class A1, 6.844%, 4/25/63	1,791,451	1,821,035
PRKCM Trust 144A Ser. 23-AFC2, Class A1, 6.482%, 6/25/58	6,509,310	6,583,106
RMF Proprietary Issuance Trust 144A Ser. 22-3, Class A, 4.00%, 8/25/62(WAC)	1,903,000	1,531,546
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	327,000	298,770
FRB Ser. 15-6, Class M1, 3.75%, 4/25/55(WAC)	735,887	721,795
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	209,000	172,249
Verus Securitization Trust 144A
FRB Ser. 24-1, Class A1, 5.712%, 1/25/69(WAC)	2,465,000	2,463,201
Ser. 20-INV1, Class A3, 3.889%, 3/25/60(WAC)	1,990,000	1,921,635
Visio Trust 144A Ser. 22-1, Class A2, 5.85%, 8/25/57	1,584,286	1,582,041
Vista Point Securitization Trust 144A Ser. 20-1, Class A2, 2.77%, 3/25/65(WAC)	66,135	65,670
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1B2, (CME Term SOFR 1 Month + 0.97%), 6.31%, 10/25/45	757,148	722,185
FRB Ser. 05-AR13, Class A1C4, (CME Term SOFR 1 Month + 0.97%), 6.31%, 10/25/45	2,555,291	2,437,296
FRB Ser. 05-AR17, Class A1B2, (CME Term SOFR 1 Month + 0.93%), 6.27%, 12/25/45	1,368,395	1,219,628
FRB Ser. 05-AR2, Class 2A1B, (CME Term SOFR 1 Month + 0.85%), 6.19%, 1/25/45	283,338	273,161

		99,993,517

Total mortgage-backed securities (cost $438,059,013)		$394,894,543

COLLATERALIZED LOAN OBLIGATIONS (7.2%)(a)
	Principal amount	Value
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (CME Term SOFR 3 Month + 1.36%), 6.676%, 4/15/34 (Cayman Islands)	$850,000	$850,426
AB BSL CLO 3, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.96%), 7.279%, 10/20/34 (Cayman Islands)	1,600,000	1,602,765
AB BSL CLO 4, Ltd. 144A FRB Ser. 23-4A, Class A, (CME Term SOFR 3 Month + 2.00%), 7.318%, 4/20/36 (Cayman Islands)	510,000	512,225
AGL CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.33%), 6.648%, 1/21/35 (Cayman Islands)	1,963,000	1,963,437
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME Term SOFR 3 Month + 1.44%), 6.754%, 4/15/35 (Cayman Islands)	3,890,000	3,890,490
Bain Capital CLO, Ltd. 144A FRB Ser. 24-1A, Class A1, (CME Term SOFR 3 Month + 1.55%), 6.874%, 4/16/37 (Jersey)(FWC)	551,000	551,000
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 23-3A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.119%, 7/24/36 (Jersey)	2,032,000	2,046,752
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 23-4A, Class A1R, (CME Term SOFR 3 Month + 1.75%), 7.068%, 10/20/36 (Cayman Islands)	800,000	805,242
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.229%, 7/20/34	1,600,000	1,592,145
Barings CLO, Ltd. 144A FRB Ser. 23-1A, Class A, (CME Term SOFR 3 Month + 1.75%), 7.068%, 4/20/36 (Cayman Islands)	250,000	251,088
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 6.829%, 11/22/34 (Cayman Islands)	1,000,000	994,812
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.746%, 10/15/34 (Cayman Islands)	2,920,000	2,920,257
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.768%, 7/17/34 (Cayman Islands)	1,650,000	1,650,886
Cedar Funding VI CLO, Ltd. 144A FRB Ser. 21-6A, Class ARR, (CME Term SOFR 3 Month + 1.31%), 6.629%, 4/20/34 (Cayman Islands)	1,400,000	1,399,118
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.374%, 10/21/31	2,600,000	2,600,050
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.749%, 7/20/34 (Cayman Islands)	250,000	250,028
Diameter Capital CLO 1, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.50%), 6.816%, 7/15/36	2,587,000	2,587,279
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.766%, 7/15/34 (Cayman Islands)	700,000	699,049
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class B, (CME Term SOFR 3 Month + 2.26%), 7.579%, 7/20/30	1,500,000	1,488,411
Elmwood CLO 19, Ltd. 144A FRB Ser. 23-6A, Class AR, (CME Term SOFR 3 Month + 1.70%), 7.017%, 10/17/36 (Cayman Islands)	1,500,000	1,510,514
Elmwood CLO 23, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.114%, 4/16/36 (Cayman Islands)	1,250,000	1,252,025
Golub Capital Partners CLO, Ltd. 144A FRB Ser. 23-70A, Class A, (CME Term SOFR 3 Month + 1.75%), 7.087%, 10/25/36 (Jersey)	1,625,000	1,626,115
Gulf Stream Meridian 1, Ltd. 144A FRB Ser. 20-IA, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.946%, 4/15/33 (Cayman Islands)	3,095,000	3,100,182
HalseyPoint CLO 4, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.799%, 4/20/34 (Cayman Islands)	750,000	750,945
Hayfin US XII, Ltd. 144A FRB Ser. 18-9A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.381%, 4/28/31 (Cayman Islands)	2,150,000	2,149,465
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.809%, 7/20/34 (Cayman Islands)	1,650,000	1,650,769
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.53%), 6.848%, 4/17/34 (Cayman Islands)	648,000	648,032
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.751%, 7/28/34	2,500,000	2,489,688
Invesco CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (CME Term SOFR 3 Month + 1.38%), 6.696%, 7/15/34 (Cayman Islands)	2,250,000	2,246,128
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (CME Term SOFR 3 Month + 1.50%), 6.826%, 7/25/34 (Cayman Islands)	1,000,000	1,000,265
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 7.436%, 7/25/34 (Cayman Islands)	700,000	700,199
Juniper Valley Park CLO, LLC 144A FRB Ser. 23-1A, Class A1, (CME Term SOFR 3 Month + 1.85%), 7.168%, 7/20/35	1,000,000	1,003,027
KKR Financial CLO 52, Ltd. 144A FRB Ser. 23-52A, Class A2, (CME Term SOFR 3 Month + 2.25%), 7.564%, 7/16/36 (Cayman Islands)	250,000	250,731
LCM, Ltd. 144A FRB Ser. 30A, Class AR, (CME Term SOFR 3 Month + 1.34%), 6.659%, 4/20/31 (Cayman Islands)	3,017,000	3,020,126
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 7.076%, 10/20/36 (Cayman Islands)	2,400,000	2,410,414
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.866%, 1/15/35 (Cayman Islands)	250,000	248,624
Nassau, Ltd. 144A FRB Ser. 21-IA, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.826%, 8/26/34 (Cayman Islands)	3,115,000	3,102,213
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.226%, 1/15/35 (Cayman Islands)	2,425,000	2,426,099
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (CME Term SOFR 3 Month + 2.26%), 7.641%, 5/15/32 (Cayman Islands)	4,226,000	4,225,874
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 6.969%, 1/20/34 (Cayman Islands)	1,400,000	1,402,001
Rad CLO 22, Ltd. 144A FRB Ser. 23-22A, Class A1, (CME Term SOFR 3 Month + 1.83%), 7.202%, 1/20/37 (Cayman Islands)	1,400,000	1,402,529
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.229%, 4/20/34 (Cayman Islands)	2,000,000	2,000,218
RR CLO 18, Ltd. 144A FRB Ser. 21-18A, Class A2, (CME Term SOFR 3 Month + 1.86%), 7.176%, 10/15/34 (Cayman Islands)	1,700,000	1,700,141
RRX 5, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.46%), 6.776%, 7/15/34 (Cayman Islands)	1,250,000	1,251,735
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.379%, 7/20/34 (Cayman Islands)	1,650,000	1,650,252
Sixth Street CLO XVII, Ltd. 144A FRB Ser. 21-17A, Class A, (CME Term SOFR 3 Month + 1.50%), 6.819%, 1/20/34 (Cayman Islands)	1,500,000	1,502,566
Sound Point CLO XXV, Ltd. 144A FRB Ser. 22-4A, Class A1R, (CME Term SOFR 3 Month + 1.28%), 6.605%, 4/25/33 (Cayman Islands)	925,000	908,483
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.749%, 7/20/34 (Cayman Islands)	3,310,000	3,309,928
TCW CLO, Ltd. 144A FRB Ser. 21-2A, Class AS, (CME Term SOFR 3 Month + 1.44%), 6.766%, 7/25/34 (Cayman Islands)	1,500,000	1,500,086
Texas Debt Capital CLO, Ltd. 144A FRB Ser. 23-1A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.118%, 4/20/36 (Cayman Islands)	1,500,000	1,509,378
Trestles CLO V, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.43%), 6.749%, 10/20/34 (Cayman Islands)	2,622,000	2,621,943
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.726%, 7/15/32 (Cayman Islands)	2,700,000	2,672,449
Venture CLO XV, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.756%, 7/15/32 (Cayman Islands)	1,150,000	1,142,715
Venture CLO, Ltd. 144A FRB Ser. 23-48A, Class A1, (CME Term SOFR 3 Month + 1.85%), 7.168%, 10/20/36 (Jersey)	1,550,000	1,557,603
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 6.836%, 1/15/32 (Cayman Islands)	250,000	250,218
Zais CLO 18, Ltd. 144A FRB Ser. 22-18A, Class A1A, (CME Term SOFR 3 Month + 1.52%), 6.845%, 1/25/35	1,400,000	1,392,988

Total collateralized loan obligations (cost $91,512,644)		$92,242,128

ASSET-BACKED SECURITIES (2.5%)(a)
	Principal amount	Value
American Express Credit Account Master Trust Ser. 22-3, Class A, 3.75%, 8/15/27	$2,504,000	$2,466,490
Carvana Auto Receivables Trust 144A Ser. 23-P3, Class A3, 5.82%, 8/10/28	1,000,000	1,011,717
Citizens Auto Receivables Trust 144A Ser. 23-2, Class A3, 5.83%, 2/15/28	500,000	506,231
Honda Auto Receivables Owner Trust Ser. 23-3, Class A3, 5.41%, 2/18/28	3,273,000	3,344,656
LAD Auto Receivables Trust 144A Ser. 23-3A, Class A3, 6.12%, 9/15/27	1,500,000	1,514,013
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class F, (CME Term SOFR 1 Month + 5.26%), 10.60%, 10/22/24	560,000	557,064
FRB Ser. 21-3, Class E, (CME Term SOFR 1 Month + 3.36%), 8.70%, 10/22/24	5,905,000	5,882,857
FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.45%, 10/22/24	5,073,000	5,003,835
NewRez Warehouse Securitization Trust 144A
FRB Ser. 21-1, Class D, (CME Term SOFR 1 Month + 1.51%), 6.85%, 5/25/24	3,180,667	3,177,793
FRB Ser. 21-1, Class A, (CME Term SOFR 1 Month + 0.86%), 6.20%, 5/7/24	3,683,334	3,675,278
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.285%, 6/29/24	4,220,000	4,219,038
Toyota Auto Receivables Owner Trust Ser. 23-C, Class A3, 5.16%, 4/17/28	920,000	930,906

Total asset-backed securities (cost $31,571,507)		$32,289,878

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.0%)(a)
		Principal amount	Value
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	350,000	$306,904
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		$700,000	557,375
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		288,000	261,360
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)		830,000	736,630
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)		200,000	189,799
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		560,000	572,454
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		200,000	159,837
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Cote d'lvoire)		780,000	761,475
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		2,040,000	1,820,700
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		320,000	335,600
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)		1,810,000	1,782,928
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 7/21/45 (Kazakhstan)		990,000	1,093,831
Panama (Republic of) sr. unsec. unsub. notes 2.252%, 9/29/32 (Panama)		630,000	446,278
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		690,000	596,850
Romania (Government of) sr. unsec. notes Ser. REGS, 3.00%, 2/14/31 (Romania)		420,000	355,698
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)		370,000	399,060
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)		110,000	112,336
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/30/29 (South Africa)		330,000	300,300
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)		1,400,000	1,131,346
United Mexican States sr. unsec. unsub. notes 6.338%, 5/4/53 (Mexico)		380,000	378,786
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)		230,000	223,525

Total foreign government and agency bonds and notes (cost $12,835,880)			$12,523,072

MUNICIPAL BONDS AND NOTES (0.2%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$770,000	$940,004
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	675,000	820,247
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	845,000	842,033

Total municipal bonds and notes (cost $2,293,497)		$2,602,284

SENIOR LOANS (—%)(a)(c)
	Principal amount	Value
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B4, (CME Term SOFR 1 Month + 2.50%), 7.848%, 12/20/29	$17,858	$17,855
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.83%, 8/2/29	38,120	38,073
Gray Television, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 3.00%), 8.443%, 10/27/28	104,467	103,503
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.448%, 4/3/28	104,475	104,240
Penn Entertainment, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.183%, 5/3/29	124,369	123,958
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.697%, 6/9/28	104,467	103,691

Total senior loans (cost $490,635)		$491,320

SHORT-TERM INVESTMENTS (9.2%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.47%(AFF)	Shares	63,878,990	$63,878,990
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%(P)	Shares	34,424,000	34,424,000
U.S. Treasury Bills 5.418%, 2/22/24(SEG)(SEGSF)(SEGTBA)		$6,100,000	6,081,279
U.S. Treasury Bills 5.379%, 3/21/24(SEG)(SEGSF)(SEGTBA)		1,700,000	1,687,812
U.S. Treasury Bills 5.355%, 4/25/24(SEG)(SEGSF)(SEGTBA)		11,800,000	11,656,685

Total short-term investments (cost $117,729,104)			$117,728,766
TOTAL INVESTMENTS

Total investments (cost $1,894,434,199)			$1,839,289,308

	FORWARD CURRENCY CONTRACTS at 1/31/24 (aggregate face value $307,340) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Morgan Stanley & Co. International PLC
		Euro	Sell	3/20/24	$306,879	$307,340	$461

	Unrealized appreciation						461

	Unrealized (depreciation)						—

	Total						$461
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	286	$34,990,313	$34,990,313	Mar-24	$1,782,451
U.S. Treasury Bond Ultra 30 yr (Long)	805	104,021,094	104,021,094	Mar-24	6,126,676
U.S. Treasury Note 2 yr (Long)	368	75,681,500	75,681,500	Mar-24	687,489
U.S. Treasury Note 5 yr (Long)	1,688	182,963,375	182,963,376	Mar-24	3,571,248
U.S. Treasury Note 10 yr (Long)	948	106,487,063	106,487,062	Mar-24	2,983,629
U.S. Treasury Note Ultra 10 yr (Long)	628	73,397,500	73,397,500	Mar-24	2,581,422

Unrealized appreciation					17,732,915

Unrealized (depreciation)					—

Total					$17,732,915

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
1.8838/US SOFR/Apr-34 (Purchased)	Apr-24/1.8838	$61,584,900	$(450,440)	$(439,100)
(3.03)/US SOFR/Mar-36 (Purchased)	Mar-26/3.03	23,405,700	(1,496,795)	156,818
3.03/US SOFR/Mar-36 (Purchased)	Mar-26/3.03	23,405,700	(1,496,795)	(702,405)
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	17,129,000	(877,005)	(256,764)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	17,129,000	(837,608)	236,038
Barclays Bank PLC
3.00/US SOFR/Dec-48 (Purchased)	Dec-38/3.00	120,114,100	(7,963,565)	40,839
3.10/US SOFR/Dec-42 (Purchased)	Dec-32/3.10	84,121,500	(3,559,181)	561,932
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	21,524,500	(8,803,194)	735,062
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	21,524,500	(2,238,171)	(343,962)
Citibank, N.A.
3.355/US SOFR/Jul-29 (Purchased)	Jul-24/3.355	28,489,700	(287,746)	79,771
(3.855)/US SOFR/Jul-29 (Purchased)	Jul-24/3.855	28,489,700	(279,911)	(78,347)
3.803/US SOFR/Mar-34 (Written)	Mar-24/3.803	12,177,400	112,134	50,293
(3.233)/US SOFR/Mar-34 (Written)	Mar-24/3.233	12,177,400	114,163	70,751
3.518/US SOFR/Mar-34 (Purchased)	Mar-24/3.518	12,177,400	(228,834)	(96,932)
Deutsche Bank AG
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19	24,677,900	1,718,816	(277,626)
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19	24,677,900	1,718,816	515,028
Goldman Sachs International
2.40/US SOFR/May-57 (Purchased)	May-27/2.40	55,127,300	(1,675,870)	585,452
Morgan Stanley & Co. International PLC
2.25/US SOFR/Aug-56 (Purchased)	Aug-26/2.25	61,350,300	(1,644,188)	64,418
Toronto-Dominion Bank
(2.118)/US SOFR/Mar-41 (Purchased)	Mar-31/2.118	3,001,800	(398,003)	56,314
2.118/US SOFR/Mar-41 (Purchased)	Mar-31/2.118	3,001,800	(99,960)	(24,466)

Unrealized appreciation				3,152,716

Unrealized (depreciation)				(2,219,602)

Total				$933,114

TBA SALE COMMITMENTS OUTSTANDING at 1/31/24 (proceeds receivable $230,415,156) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 5.50%, 2/1/54	$3,000,000	2/20/24	$3,023,128
Government National Mortgage Association, 3.50%, 2/1/54	13,000,000	2/20/24	12,026,673
Uniform Mortgage-Backed Securities, 6.00%, 2/1/54	37,000,000	2/13/24	37,533,322
Uniform Mortgage-Backed Securities, 5.50%, 2/1/54	27,000,000	2/13/24	27,100,195
Uniform Mortgage-Backed Securities, 5.00%, 2/1/54	102,000,000	2/13/24	100,896,329
Uniform Mortgage-Backed Securities, 4.50%, 2/1/54	31,000,000	2/13/24	30,008,242
Uniform Mortgage-Backed Securities, 3.00%, 2/1/54	5,000,000	2/13/24	4,387,305
Uniform Mortgage-Backed Securities, 2.50%, 2/1/54	11,000,000	2/13/24	9,270,939
Uniform Mortgage-Backed Securities, 2.50%, 2/1/39	2,000,000	2/15.24	1,846,328
Uniform Mortgage-Backed Securities, 2.00%, 2/1/54	7,000,000	2/13/24	5,652,594

Total			$231,745,055

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/24 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$800,000,000	$11,496,000	$18,605,715	9/21/27	3.30% — Annually	US SOFR — Annually	$36,231,981
300,000,000	3,216,000	1,409,326	9/21/24	3.40% — Annually	US SOFR — Annually	6,811,845

Upfront premium received		20,015,041		Unrealized appreciation		43,043,826

Upfront premium (paid)		—		Unrealized (depreciation)		—

	Total	$20,015,041			Total	$43,043,826

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$9,987,000	$160,191		$(132)	7/12/33	US SOFR — Annually	3.785% — Annually	$70,426
		363,917,000	3,115,130	(E)	(2,955,081)	3/20/26	US SOFR — Annually	4.40% — Annually	160,049
		264,884,000	2,267,407	(E)	2,239,193	3/20/26	4.40% — Annually	US SOFR — Annually	(28,214)
		153,031,000	3,753,850	(E)	(3,984,551)	3/20/29	US SOFR — Annually	4.10% — Annually	(230,701)
		32,917,000	807,454	(E)	856,694	3/20/29	4.10% — Annually	US SOFR — Annually	49,240
		285,754,000	5,749,370	(E)	8,128,521	3/20/34	3.80% — Annually	US SOFR — Annually	2,379,151
		34,003,000	128,871	(E)	(1,346,857)	3/20/54	US SOFR — Annually	3.50% — Annually	(1,217,986)
		1,061,000	4,021	(E)	40,959	3/20/54	3.50% — Annually	US SOFR — Annually	36,938
		6,576,000	62,538	(E)	(74,968)	3/20/26	US SOFR — Annually	4.45% — Annually	(12,430)
		43,555,000	1,166,838	(E)	1,403,903	3/20/29	4.15% — Annually	US SOFR — Annually	237,065
		32,964,000	800,366	(E)	(1,234,606)	3/20/34	US SOFR — Annually	3.85% — Annually	(434,240)
		28,617,000	369,732	(E)	(1,550,614)	3/20/54	US SOFR — Annually	3.55% — Annually	(1,180,883)
		55,214,000	713,365	(E)	2,990,178	3/20/54	3.55% — Annually	US SOFR — Annually	2,276,813
		62,628,700	758,434	(E)	(1,220)	11/27/39	3.869% — Annually	US SOFR — Annually	(759,654)

	Total				$4,511,419				$1,345,574
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/24 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$8,936,746	$8,475,376	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/2025 — Annually	$(340,903)
6,989,566	6,468,799	—	7/17/24	3.825% (3 month USD-LIBOR-ICE minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 07/10/24 — Quarterly	(503,578)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(844,481)

	Total	$—			Total	$(844,481)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$13,534	$91,443	$11,577	5/11/63	300 bp — Monthly	$2,011
	CMBX NA BBB-.6 Index	BB/P	26,395	202,283	25,609	5/11/63	300 bp — Monthly	904
	CMBX NA BBB-.6 Index	BB/P	54,079	404,566	51,218	5/11/63	300 bp — Monthly	3,097
	CMBX NA BBB-.6 Index	BB/P	51,528	417,497	52,855	5/11/63	300 bp — Monthly	(1,084)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	B+/P	73,103	182,000	55,874	11/18/54	500 bp — Monthly	17,406
	CMBX NA BB.13 Index	BB-/P	1,372,459	3,210,000	1,086,585	12/16/72	500 bp — Monthly	288,995
	CMBX NA BB.14 Index	BB-/P	47,145	430,000	141,470	12/16/72	500 bp — Monthly	(93,907)
	CMBX NA BB.6 Index	B+/P	629,597	2,034,873	628,776	5/11/63	500 bp — Monthly	2,800
	CMBX NA BB.7 Index	B-/P	772,108	2,067,183	623,256	1/17/47	500 bp — Monthly	150,862
	CMBX NA BB.9 Index	B/P	370,181	880,000	318,120	9/17/58	500 bp — Monthly	52,917
	CMBX NA BBB-.12 Index	BBB-/P	90,530	319,000	62,843	8/17/61	300 bp — Monthly	27,873
	CMBX NA BBB-.15 Index	BBB-/P	57,974	252,000	40,950	11/18/64	300 bp — Monthly	17,171
	CMBX NA BBB-.8 Index	BB-/P	6,954	36,000	3,992	10/17/57	300 bp — Monthly	2,983
	Credit Suisse International
	CMBX NA A.7 Index	A-/P	11,938	118,454	14,546	1/17/47	200 bp — Monthly	(2,562)
	CMBX NA A.7 Index	A-/P	102,321	1,147,389	140,899	1/17/47	200 bp — Monthly	(38,132)
	CMBX NA BB.7 Index	B-/P	97,913	581,992	175,470	1/17/47	500 bp — Monthly	(76,992)
	CMBX NA BBB-.7 Index	BB/P	143,564	1,228,489	199,629	1/17/47	300 bp — Monthly	(55,349)
	Goldman Sachs International
	CMBX NA BBB-.11 Index	BBB-/P	1,678	9,000	1,166	11/18/54	300 bp — Monthly	517
	CMBX NA BBB-.15 Index	BBB-/P	55,339	272,000	44,200	11/18/64	300 bp — Monthly	11,297
	CMBX NA BBB-.7 Index	BB/P	87,396	402,940	65,478	1/17/47	300 bp — Monthly	22,153
	JPMorgan Securities LLC
	CMBX NA BB.8 Index	CCC+/P	684,367	1,911,928	721,562	10/17/57	500 bp — Monthly	(35,336)
	CMBX NA BBB-.13 Index	BBB-/P	1,439,696	10,892,000	2,220,879	12/16/72	300 bp — Monthly	(774,829)
	CMBX NA BBB-.7 Index	BB/P	115,034	275,370	44,748	1/17/47	300 bp — Monthly	70,447
	CMBX NA BBB-.8 Index	BB-/P	177,457	1,138,000	126,204	10/17/57	300 bp — Monthly	51,916
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	127,730	980,000	80,948	12/16/72	200 bp — Monthly	47,163
	CMBX NA A.13 Index	A-/P	130,453	980,000	80,948	12/16/72	200 bp — Monthly	49,886
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	118,473	939,000	77,561	12/16/72	200 bp — Monthly	41,276
	CMBX NA BB.11 Index	B+/P	21,160	250,000	76,750	11/18/54	500 bp — Monthly	(55,347)
	CMBX NA BB.13 Index	BB-/P	761,311	1,688,000	571,388	12/16/72	500 bp — Monthly	191,564
	CMBX NA BB.14 Index	BB-/P	2,447	20,000	6,580	12/16/72	500 bp — Monthly	(4,113)
	CMBX NA BB.8 Index	CCC+/P	243,767	533,763	201,442	10/17/57	500 bp — Monthly	42,844
	CMBX NA BBB-.13 Index	BBB-/P	1,526,819	4,800,000	978,720	12/16/72	300 bp — Monthly	550,899

Upfront premium received			9,414,450		Unrealized appreciation			1,646,981

Upfront premium (paid)			—		Unrealized (depreciation)			(1,137,651)

	Total		$9,414,450				Total	$509,330
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2024. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,164)	$64,799	$7,957	1/17/47	(200 bp) — Monthly	$6,768
	CMBX NA BB.10 Index	(2,606,660)	5,617,000	2,201,864	11/17/59	(500 bp) — Monthly	(410,257)
	CMBX NA BB.8 Index	(887,643)	1,971,556	744,065	10/17/57	(500 bp) — Monthly	(145,495)
	CMBX NA BBB-.10 Index	(904,696)	3,010,000	593,572	11/17/59	(300 bp) — Monthly	(312,880)
	CMBX NA BBB-.12 Index	(82,867)	292,000	57,524	8/17/61	(300 bp) — Monthly	(25,513)
	CMBX NA BBB-.13 Index	(3,961,750)	13,837,000	2,821,364	12/16/72	(300 bp) — Monthly	(1,148,457)
	CMBX NA BBB-.7 Index	(61,716)	270,312	43,926	1/17/47	(300 bp) — Monthly	(17,948)
	CMBX NA BBB-.8 Index	(215,197)	1,114,000	123,543	10/17/57	(300 bp) — Monthly	(92,304)
	Credit Suisse International
	CMBX NA BB.10 Index	(123,951)	929,000	364,168	11/17/59	(500 bp) — Monthly	239,314
	CMBX NA BB.10 Index	(110,117)	926,000	362,992	11/17/59	(500 bp) — Monthly	251,974
	CMBX NA BB.10 Index	(60,658)	488,000	191,296	11/17/59	(500 bp) — Monthly	130,164
	CMBX NA BB.7 Index	(173,028)	745,776	224,851	1/17/47	(500 bp) — Monthly	51,098
	CMBX NA BB.7 Index	(140,307)	678,195	204,476	1/17/47	(500 bp) — Monthly	63,509
	CMBX NA BB.7 Index	(11,314)	360,219	111,308	5/11/63	(500 bp) — Monthly	99,644
	Goldman Sachs International
	CMBX NA BB.10 Index	(653,058)	1,450,000	568,400	11/17/59	(500 bp) — Monthly	(86,068)
	CMBX NA BB.6 Index	(144,263)	466,992	144,301	5/11/63	(500 bp) — Monthly	(416)
	CMBX NA BB.7 Index	(440,247)	1,225,203	369,399	1/17/47	(500 bp) — Monthly	(72,039)
	CMBX NA BB.9 Index	(163,246)	408,000	147,492	9/17/58	(500 bp) — Monthly	(16,151)
	CMBX NA BBB-.13 Index	(452,882)	1,701,000	346,834	12/16/72	(300 bp) — Monthly	(107,041)
	CMBX NA BBB-.8 Index	(7,456)	49,000	5,434	10/17/57	(300 bp) — Monthly	(2,051)
	JPMorgan Securities LLC
	CMBX NA A.7 Index	(61,347)	1,201,044	147,488	1/17/47	(200 bp) — Monthly	85,674
	CMBX NA BB.11 Index	(490,603)	535,552	165,486	5/11/63	(500 bp) — Monthly	(325,639)
	CMBX NA BB.11 Index	(235,607)	432,000	132,624	11/18/54	(500 bp) — Monthly	(103,403)
	CMBX NA BBB-.11 Index	(991)	9,000	1,166	11/18/54	(300 bp) — Monthly	170
	CMBX NA BBB-.12 Index	(38,327)	319,000	62,843	8/17/61	(300 bp) — Monthly	24,330
	CMBX NA BBB-.6 Index	(538,787)	1,115,788	141,259	5/11/63	(300 bp) — Monthly	(398,179)
	Merrill Lynch International
	CMBX NA BB.10 Index	(50,925)	895,000	350,840	11/17/59	(500 bp) — Monthly	299,045
	CMBX NA BBB-.7 Index	(69,410)	475,997	77,350	1/17/47	(300 bp) — Monthly	7,662
	CMBX NA BBB-.9 Index	(29,455)	159,000	22,912	9/17/58	(300 bp) — Monthly	(6,635)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(1,587,440)	3,345,000	1,311,240	11/17/59	(500 bp) — Monthly	(279,452)
	CMBX NA BB.6 Index	(47,174)	148,921	46,016	5/11/63	(500 bp) — Monthly	(1,302)
	CMBX NA BB.7 Index	(563,312)	1,481,216	446,587	1/17/47	(500 bp) — Monthly	(118,165)
	CMBX NA BB.9 Index	(199,903)	472,000	170,628	9/17/58	(500 bp) — Monthly	(29,734)
	CMBX NA BBB-.10 Index	(1,898,461)	5,871,000	1,157,761	11/17/59	(300 bp) — Monthly	(744,125)
	CMBX NA BBB-.12 Index	(332,723)	1,046,000	206,062	8/17/61	(300 bp) — Monthly	(127,272)
	CMBX NA BBB-.7 Index	(209,541)	892,986	145,110	1/17/47	(300 bp) — Monthly	(64,951)
	CMBX NA BBB-.8 Index	(2,265)	11,000	1,220	10/17/57	(300 bp) — Monthly	(1,049)

Upfront premium received		—			Unrealized appreciation		1,259,352

Upfront premium (paid)		(17,558,491)			Unrealized (depreciation)		(4,636,526)

	Total	$(17,558,491)				Total	$(3,377,174)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds	General Obligation Bonds
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
PO	Principal Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2023 through January 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,283,279,952.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/24
Short-term investments
	Putnam Short Term Investment Fund Class P*	$130,924,039	$106,870,831	$173,915,880	$1,442,301	$63,878,990

	Total Short-term investments	$130,924,039	$106,870,831	$173,915,880	$1,442,301	$63,878,990
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $13,284,366.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,647,157.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $619,819.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $12,157,397 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,601,762 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,647,157 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$32,289,878	$—
Collateralized loan obligations	—	92,242,128	—
Corporate bonds and notes	—	421,815,741	—
Foreign government and agency bonds and notes	—	12,523,072	—
Mortgage-backed securities	—	394,894,543	—
Municipal bonds and notes	—	2,602,284	—
Senior loans	—	491,320	—
U.S. government and agency mortgage obligations	—	764,701,576	—
Short-term investments	34,424,000	83,304,766	—

Totals by level	$34,424,000	$1,804,865,308	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$461	$—
Futures contracts	17,732,915	—	—
Forward premium swap option contracts	—	933,114	—
TBA sale commitments	—	(231,745,055)	—
Interest rate swap contracts	—	19,862,940	—
Total return swap contracts	—	(844,481)	—
Credit default contracts	—	5,276,197	—

Totals by level	$17,732,915	$(206,516,824)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$718,600,000
Written swap option contracts (contract amount)	$284,300,000
Futures contracts (number of contracts)	5,000
Forward currency contracts (contract amount)	$310,000
OTC interest rate swap contracts (notional)	$1,100,000,000
Centrally cleared interest rate swap contracts (notional)	$1,726,100,000
OTC total return swap contracts (notional)	$15,900,000
OTC credit default contracts (notional)	$97,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com